Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Offsetting Assets	The table below summarizes the impact of netting agreements and margin deposits on gross derivative assets and liabilities.

	Gross derivative instruments recorded in the Consolidated Balance Sheet	Derivative instruments subject to master netting agreements	Margin requirements with counterparties	Net derivative instruments

December 31, 2021	(Thousands)
Asset derivative instruments at fair value	$543,337	$(468,266)	$—	$75,071
Liability derivative instruments at fair value	2,413,608	(468,266)	(147,773)	1,797,569

December 31, 2020
Asset derivative instruments at fair value	$527,073	$(328,809)	$—	$198,264
Liability derivative instruments at fair value	600,877	(328,809)	(82,552)	189,516

Offsetting Liabilities	The table below summarizes the impact of netting agreements and margin deposits on gross derivative assets and liabilities.

	Gross derivative instruments recorded in the Consolidated Balance Sheet	Derivative instruments subject to master netting agreements	Margin requirements with counterparties	Net derivative instruments

December 31, 2021	(Thousands)
Asset derivative instruments at fair value	$543,337	$(468,266)	$—	$75,071
Liability derivative instruments at fair value	2,413,608	(468,266)	(147,773)	1,797,569

December 31, 2020
Asset derivative instruments at fair value	$527,073	$(328,809)	$—	$198,264
Liability derivative instruments at fair value	600,877	(328,809)	(82,552)	189,516